CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance, loans	$ 16,528	$ 19,742
Preferred shares, shares authorized	200,000	200,000
Common shares, par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,455,881	8,455,881
Treasury stock, shares	747,964	747,964
Series A Preferred Stock [Member]
Preferred shares, liquidation preference	$ 1,000	$ 1,000
Preferred shares, shares issued	23,184	23,184
Series B Preferred Stock [Member]
Preferred shares, liquidation preference	$ 1,000	$ 1,000
Preferred shares, shares issued	25,000	25,000